Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 4,859,201	¥ 6,594,786
Less: Provision for impairment losses	(1,847,631)	(1,878,338)
Financial assets at amortized cost	¥ 3,011,570	¥ 4,716,448
Expected credit loss rate	13.23%	12.15%
Debt investments [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 4,662,382	¥ 6,471,987
Interest receivable [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 196,819	¥ 122,799
Financial assets at amortised cost, class [member]
Disclosure Of Financial assets at amortized cost [Line Items]
Expected credit loss rate	38.02%	28.48%